Accounting for Stock-Based Compensation Expense - Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Volatility		105.00%	96.80%
Risk-free interest rate, minimum		1.38%	0.79%
Risk-free interest rate, maximum		1.69%	1.15%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (in years)			6 years 29 days
Expected volatility, minimum	90.00%
Expected volatility, maximum	100.00%
Expected forfeiture rate			0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Discount rate-bond equivalent yield	1.56%
Expected life (in years)	5 years	5 years 3 months 4 days
Expected forfeiture rate	0.00%	0.00%
Stock and exercise prices	4.38
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Discount rate-bond equivalent yield	2.06%
Expected life (in years)	6 years 29 days	6 years 7 days
Expected forfeiture rate	5.00%	5.00%
Stock and exercise prices	9.11